Distribution and License Agreements (Terminated August 2016) (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Aug. 19, 2016
Number of restricted shares of our common stock			25,000
Warrants to purchase common stock		466,667	293,332		7,950,000
Stock based compensation expense vesting period		1 year
Stock based compensation related to vesting of options		$ 309,183	$ 341,250	$ 161,936
Stock-based compensation		$ 842,121	762,374	286,248
Accumulated amortization related to vested warrants			649,860	649,860
Warrant [Member]
Stock-based compensation			$ 0
Stock Option [Member]
Stock based compensation related to vesting of options				$ 182,072
License Agreements [Member]
Warrants to purchase common stock	200,000
Number of warrants or shares vested	100,000
License Agreements [Member] | Maximum [Member]
Stock based compensation expense vesting period	3 years
License Agreements [Member] | Minimum [Member]
Stock based compensation expense vesting period	1 year
License Agreements [Member] | Mr. Dong and Mr. Guo [Member]
Number of restricted shares of our common stock	240,000
Warrants to purchase common stock	80,000		160,000
Number of warrants or shares vested	40,000
License Agreements [Member] | Mr. Dong and Mr. Guo [Member] | Maximum [Member]
Warrants to purchase common stock	440,000